5. NOTE PAYABLE	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
5. NOTE PAYABLE

Note 5.  Note Payable

On August 6, 2012, the Company acquired a property located at 25 Ford ham Drive Buffalo, New York for $220,000. On August 6, 2012, the Company entered into a note agreement with the seller of the property for the acquisition. The principle amount of the note was $200,000, the note bears a 5.0% interest rate and is matured in five years. As of December 31, 2015 and December 31, 2014, the amount of note payable was $0 and $116,141, respectively. On September 15, 2015, the Company had paid off this note.

Interest expense of $3,663 and $6,856 was included in finance cost in the statements of operations for the years ended December 31, 2015 and 2014, respectively.